Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 294,688
Ending balance	281,926
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	459,133
Additions	10,590
Disposals	(1,342)
Exchange differences	2,386
Ending balance	461,220
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(164,445)
Depreciation charge	(17,940)
Disposals	705
Exchange differences	(7,161)
Ending balance	(179,294)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	87,112
Ending balance	82,944
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	113,151
Additions	281
Disposals	(30)
Reclassifications	1,267
Exchange differences	713
Ending balance	111,880
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(26,039)
Depreciation charge	(3,638)
Disposals	28
Exchange differences	(2,789)
Ending balance	(28,936)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	193,551
Ending balance	183,813
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	313,567
Additions	4,064
Disposals	(921)
Reclassifications	2,867
Exchange differences	2,133
Ending balance	315,321
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(120,016)
Depreciation charge	(14,302)
Disposals	677
Exchange differences	(4,256)
Ending balance	(131,508)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,025
Ending balance	15,169
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	32,415
Additions	6,245
Disposals	(391)
Reclassifications	(4,134)
Exchange differences	(460)
Ending balance	34,019
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(18,390)
Disposals	0
Exchange differences	(116)
Ending balance	$ (18,850)